Inventories - Summary of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Finished products	$ 7,124	$ 6,293
Raw materials	4,452	3,624
Non strategic spare parts	1,538	1,004
Inventories in transit	210	107
Packing materials	400	538
Other	335	314
Total	$ 14,059	$ 11,880